Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Schedule of income tax expense from continuing operations

	2010	2011	2012
Current income tax expense	$—	—	15,000
Deferred income tax expense	939	185,297	106,229

Total income tax expense from continuing operations	$939	185,297	121,229

Schedule of reconciliation of income tax expense from continuing operations

	2010	2011	2012
Federal income tax expense	$404	159,770	121,276
State income tax expense, net of federal benefit	57	23,593	4,761
Change in valuation allowance	1,197	(934)	(4,872)
Other	(719)	2,868	64

Total income tax expense from continuing operations	$939	185,297	121,229

Schedule of income tax expense (benefit) allocated to continuing and discontinued operations

	2010	2011	2012
Continuing operations	$939	185,297	121,229
Discontinued operations and sale of discontinued operations	29,070	45,155	(272,553)

Total income tax expense / (benefit)	$30,009	230,452	(151,324)

Schedule of net deferred tax assets and liabilities

	2011	2012
Deferred tax assets:
Net operating loss carryforwards	$364,017	417,385
Capital loss carryforwards	5,292	5,367
Minimum tax credit carryforward		15,000
Other	10,490	5,006

Total deferred tax assets	379,799	442,758
Valuation allowance	(13,833)	(47,678)

Net deferred tax assets	365,966	395,080

Deferred tax liabilities:
Unrealized gains on derivative instruments	311,434	206,937
Depreciation differences on gathering system	5,100	—
Oil and gas properties	370,067	342,455

Total deferred tax liabilities	686,601	549,392

Net deferred tax liabilities	$(320,635)	(154,312)

Schedule of reconciliation of beginning and ending amount of unrecognized tax benefits

2012
Balance at beginning of year	$—
Additions based upon tax positions related to the current year	15,000

Balance at end of year	$15,000